Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales	$ 4,649	$ 4,321
Cost of sales and expenses
Cost of sales (including depreciation and amortization of $244 million (2017 — $215 million))	3,997	3,770
Selling and administrative expenses	410	378
Gain on acquisitions, disposals and others	(71)	(8)
Impairment charges and restructuring costs	77	17
Foreign exchange gain	(2)	(5)
Loss (gain) on derivative financial instruments	8	(6)
Operating expense	4,419	4,146
Operating income	230	175
Financing expense	84	86
Interest expense on employee future benefits and other liabilities	15	11
Loss on repurchase of long-term debt	0	14
Foreign exchange loss (gain) on long-term debt and financial instruments	4	(23)
Fair value revaluation gain on investments	(5)	(315)
Share of results of associates and joint ventures	(11)	(39)
Earnings before income taxes	143	441
Provision for (recovery of) income taxes	49	(81)
Net earnings including non-controlling interests for the year	94	522
Net earnings attributable to non-controlling interests	35	15
Net earnings attributable to Shareholders for the year	$ 59	$ 507
Net earnings per common share
Basic (cad per share)	$ 0.62	$ 5.35
Diluted (cad per share)	$ 0.58	$ 5.19
Weighted average basic number of common shares outstanding (shares)	94,570,924	94,680,598
Weighted average number of diluted common shares (shares)	96,933,681	97,598,900